Note 23 - Assets Held for Sale (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Jul. 27, 2021	May 31, 2018	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 500		$ 0		$ 0
Assets arising from exploration for and evaluation of mineral resources			8,648		6,768		7,139
Impairment loss recognised in profit or loss, exploration and evaluation assets			3,837	[1]	2,930	[2]
Expected credit losses on deferred consideration on disposal of subsidiary			761		0		0
SH Minerals [member]
Statement Line Items [Line Items]
Share sale agreement, once off payment		$ 3,000
Share sale agreement, amendment, amount of each payment		$ 1,000
Share sale agreement, amendment, amount of payment, received			340		900
Expected credit losses on deferred consideration on disposal of subsidiary			761
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources			0		0		$ 3,416
Impairment loss recognised in profit or loss, exploration and evaluation assets			$ (0)	[1]	2,930	[2]
Eagle Vulture, Mascot and Penzance [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources					3,430
Eagle Vulture, Mascot and Penzance [member] | At fair value [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources					$ 500
Eagle Vulture, Mascot and Penzance [member] | Other disposals of assets [member]
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 500

[1]	Caledonia has completed sufficient work to establish that the potential orebody at the Glen Hume property will not meet Caledonia’s requirements in terms of size, grade and width. Accordingly, Caledonia will not exercise the option to acquire this property. The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment (refer to note 4(h)).
[2]	Management determined the fair value of Eagle Vulture, Mascot and Penzance as the future sale price as agreed by independent parties in the sale contract that amounted to $500. The carrying amount of Eagle Vulture, Mascot and Penzance before the impairment was $3,430 and the write down resulted in an impairment expense of $2,930. The $500 carrying value was reallocated to Assets held for sale in December, 2020. The sale was completed on July 27, 2021.